Financial Instruments - Timing Associated with Remaining Contractual Payments Relating to Financial Liabilities (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018
Revolving facility [member]
Disclosure of detailed information about financial commitments [line items]
Revolving credit facility extended maturity	. 02, 2024